SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 28, 2017
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest And Income Taxes	Cash paid for interest and income taxes is as follows (in thousands):

	2017	2016	2015
Income taxes, net of refunds	$89,035	$45,743	$50,437
Interest, net of amounts capitalized	39,767	28,989	26,190

Non-Cash Investing And Financing Activities
Non-cash investing and financing activities are as follows (in thousands):

	2017	2016	2015
Retirement of fully depreciated assets	$21,185	$24,806	$40,775
Dividends declared but not paid	17,317	18,442	18,132
Accrued capital expenditures	12,738	7,094	4,109
Capital lease additions	11,717	—	—